SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income, Net) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (6,120)
Other comprehensive income (loss) before reclassifications	5,420
Amounts reclassified from accumulated other comprehensive loss	(3,068)
Net current-period other comprehensive income	2,352
Ending balance	(3,768)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(7,188)
Other comprehensive income (loss) before reclassifications	679
Amounts reclassified from accumulated other comprehensive loss	0
Net current-period other comprehensive income	679
Ending balance	(6,509)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	1,068
Other comprehensive income (loss) before reclassifications	4,741
Amounts reclassified from accumulated other comprehensive loss	(3,068)
Net current-period other comprehensive income	1,673
Ending balance	$ 2,741